STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS - SCHEDULE OF RESTRUCTURING RESERVE BY TYPE OF COST (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Restructuring Reserve
Charges incurred	$ 2,089	$ 3,303	$ 16,767
Operating Segments | Dating
Restructuring Reserve
Balance at beginning of the period	3,577	1,728	1,728
Charges incurred	2,089		16,767
Payments made	(2,537)		(14,918)
Balance at end of the period	3,129		3,577
Operating Segments | Dating | Severance
Restructuring Reserve
Balance at beginning of the period	3,013	795	795
Charges incurred	201		8,350
Payments made	(831)		(6,132)
Balance at end of the period	2,383		3,013
Operating Segments | Dating | Professional Fees & Other
Restructuring Reserve
Balance at beginning of the period	564	$ 933	933
Charges incurred	1,888		8,417
Payments made	(1,706)		(8,786)
Balance at end of the period	$ 746		$ 564